Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$13,623,382.26	0.5849456	$3,891,892.54	0.1671057	$9,731,489.72
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$77,033,382.26	0.0599794	$67,301,892.54	0.0524023	$9,731,489.72

Weighted Avg. Coupon (WAC)	3.68%		3.71%
Weighted Avg. Remaining Maturity (WARM)	14.51		13.71
Pool Receivables Balance	$98,301,358.84		$88,297,038.77
Remaining Number of Receivables	22,606		21,935

Adjusted Pool Balance	$96,443,827.06		$86,712,337.34

III. COLLECTIONS

Principal:
Principal Collections	$9,874,266.04
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$127,388.50
Total Principal Collections	$10,001,654.54

Interest:
Interest Collections	$306,522.81
Late Fees & Other Charges	$38,804.29
Interest on Repurchase Principal	$-
Total Interest Collections	$345,327.10

Collection Account Interest	$8,156.20
Reserve Account Interest	$2,649.05
Servicer Advances	$-

Total Collections	$10,357,786.89

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$10,357,786.89
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,357,786.89

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$81,917.80	$-	$81,917.80	$81,917.80
	Collection Account Interest					$8,156.20
	Late Fees & Other Charges					$38,804.29
Total due to Servicer						$128,878.29

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$23,840.92		$23,840.92	$23,840.92

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

	Available Funds Remaining:					$10,059,548.10

9.	Regular Principal Distribution Amount:					$9,731,489.72

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$9,731,489.72		$9,731,489.72
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$9,731,489.72		$9,731,489.72

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					328,058.38

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,857,531.78
Beginning Period Amount	$1,857,531.78
Current Period Amortization	$272,830.35
Ending Period Required Amount	$1,584,701.43
Ending Period Amount	$1,584,701.43
Next Distribution Date Required Amount	$1,336,966.77

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	20.13%	22.38%	22.38%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.92%	21,478	96.44%	$85,153,430.04
30 - 60 Days	1.65%	362	2.76%	$2,435,697.57
61 - 90 Days	0.36%	78	0.64%	$568,114.26
91-120 Days	0.08%	17	0.16%	$139,796.90
121 + Days	0.00%	0	0.00%	$-
Total		21,935		$88,297,038.77

Delinquent Receivables 30+ Days Past Due
Current Period	2.08%	457	3.56%	$3,143,608.73
1st Preceding Collection Period	2.09%	472	3.57%	$3,506,611.28
2nd Preceding Collection Period	2.02%	472	3.36%	$3,658,647.18
3rd Preceding Collection Period	1.80%	434	2.92%	$3,512,952.38
Four-Month Average	2.00%		3.35%

Repossession in Current Period		14		$96,175.46
Repossession Inventory		44		$50,535.96

Current Charge-Offs
Gross Principal of Charge-Offs				$130,054.03
Recoveries				$(127,388.50)
Net Loss				$2,665.53

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.03%

Average Pool Balance for Current Period				$93,299,198.81

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.03%
1st Preceding Collection Period				-0.24%
2nd Preceding Collection Period				0.27%
3rd Preceding Collection Period				0.05%
Four-Month Average				0.03%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		15	2,295	$33,894,828.97
Recoveries		14	2,125	$(20,966,820.28)
Net Loss				$12,928,008.69
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		7	1,906	$13,033,109.44
Average Net Loss for Receivables that have experienced a Net Loss				$6,837.94

Principal Balance of Extensions				$1,110,401.73
Number of Extensions				163

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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